General Information and Statement of Compliance	12 Months Ended
Dec. 31, 2017
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General Information and Statement of Compliance

Note 2: General Information and Statement of Compliance

Preliminary remarks

DBV Technologies Inc. was incorporated in Delaware on April 7, 2015 (the “US subsidiary”). The share capital of this US subsidiary is 100% owned by DBV Technologies S.A. (“DBV Technologies”).

General principles

The accompanying consolidated financial statements and related notes (the “Financial Statements”) present the operations of DBV Technologies S.A. and its US subsidiary (the “Group”) as of December 31, 2017. The Company is a corporate venture under French law (société anonyme) and its registered office is located at 177/181 avenue Pierre Brossolette, 92210 Montrouge at December 31, 2017.

Our Financial Statements as of December 31, 2017 have been prepared under the responsibility of DBV Technologies’ management. The Financial Statements were approved by the Board of Directors of DBV Technologies on March 13, 2018.

All amounts are expressed in thousands of euros, unless stated otherwise.

For consolidation purposes, both DBV Technologies S.A. and the US subsidiary have prepared individual financial statements for the periods ended December 31, 2016 and December 31, 2017.

Statement of Compliance

Our Financial Statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standard Board (“IASB”) and whose application is mandatory for the year ended December 31, 2017. Comparative figures are presented for December 31, 2015 and 2016.

Due to the listing of the Company’s ordinary shares on the Euronext Paris and in accordance with the European Union’s regulation No. 1606/2002 of July 19, 2002, the financial statements of the Group are also prepared in accordance with IFRS, as adopted by the European Union (“EU”).

The following amendments are mandatorily effective for annual periods beginning on or after January 1st, 2017:

•	Amendments to IAS 7 – Statement of Cash flows;

•	Amendments to IAS 12 – Recognition of deferred tax assets for unrealized losses;

•	Annual improvements - 2014-2016 cycle.

These amendments have not had any impact on the Financial Statements as of December 31, 2017.

As of December 31, 2017, there are no differences in the IFRS published and mandated by the IASB and EU, with the exception of the following specific accounting principles which the EU has not yet adopted at the end of 2017:

•	Annual improvements - 2014-2016 cycle.

This amendment has not had any impact on the Financial Statements as of December 31, 2017.

As a result, the Financial Statements comply with IFRS as published by the IASB and as adopted by the EU.

IFRS include International Financial Reporting Standards (“IFRS”), International Accounting Standards (the “IAS”), as well as the interpretations issued by the Standing Interpretations Committee (the “SIC”), and the International Financial Reporting Interpretations Committee (“IFRIC”). The main accounting methods used to prepare the Financial Statements are described below. These methods were used for all years presented.

There are no new standards, amendments to standards, or interpretations applicable with effect on the period ending December 31, 2017 that have an impact on the Financial Statements or on their presentation.

The Company did not elect for early application of the new standards, amendments and interpretations which were adopted but not mandatory as of December 31, 2017:

•	IFRS 9 – Financial Instruments;

•	IFRS 15 – Revenue from Contracts with Customers.

The Company has adopted these new standards as of January 1st, 2018. Management has completed the evaluation of the impacts of these new accounting standards and concluded that they will not have any impact on the Company’s results on financial position or cash flows.

New and revised standards and amendments that may be relevant to the Company’s operations but are not yet effective:

•	Amendments to IFRS 15 – Clarifications to IFRS 15 Revenue from contracts with customers;

•	Amendments to IFRS 2 – Classification and measurement of share-based payment transactions;

•	Amendments to IFRS 4 – Applying IFRS 9 with IFRS 4;

•	IFRS 16 – Leases;

•	IFRS 17 – Insurance contracts;

•	IFRS 14 – Regulatory deferral accounts;

•	IFRIC 22 – Foreign Currency Transactions and Advance Consideration;

•	IFRIC 23 – Uncertainty over Income Tax Treatments.

Management is in the process of evaluating the impact of these standards and amendments and is therefore, not currently able to estimate reliably the impact of their adoption on the Company’s results on financial position or cash flows.

The accounting policies and measurement principles adopted for the Financial Statements as of and for the year ended December 31, 2017 are the same as those used as of and for the years ended December 31, 2015 and 2016.